Trading Properties (Details 1) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement [Line Items]
Non-current	$ 233,000,000	$ 274,000,000
Current	4,000,000	10,000,000
Net book amount	237,000,000	284,000,000	$ 269,000,000	$ 306,295,000,000
Air Space Coto [Member]
Statement [Line Items]
Net book amount	$ 59,000,000	52,000,000
Date of acquisition	Sep-97
Cordoba Plot Of Land [Member]
Statement [Line Items]
Net book amount	$ 47,000,000	88,000,000
Date of acquisition	May-15
Residential Project Neuquen [Member]
Statement [Line Items]
Net book amount	$ 120,000,000	121,000,000
Date of acquisition	May-06
Condominios II [Member]
Statement [Line Items]
Net book amount	$ 0	3,000,000
Date of acquisition	Nov-13
Beruti parking [Member]
Statement [Line Items]
Net book amount	$ 11,000,000	20,000,000
Date of acquisition	Feb-20
Total Undeveloped Sites [Member]
Statement [Line Items]
Net book amount	$ 226,000,000	261,000,000
Total Completed Properties [Member]
Statement [Line Items]
Net book amount	11,000,000	23,000,000
Total trading properties [Member]
Statement [Line Items]
Net book amount	$ 237,000,000	$ 284,000,000